CONDENSED, CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
REVENUES AND OTHER INCOME
Rental of flight equipment	$ 1,097,280	$ 1,116,914	$ 3,320,711	$ 3,369,288
Flight equipment marketing and gain on aircraft sales	10,503	3,791	25,176	6,640
Interest and other	34,089	2,448	81,848	41,270
Total revenues and other income	1,141,872	1,123,153	3,427,735	3,417,198
EXPENSES
Interest	386,769	388,442	1,165,844	1,203,010
Depreciation of flight equipment	482,098	466,334	1,440,502	1,375,745
Aircraft impairment charges on flight equipment held for use	61,237	1,515,343	102,662	1,521,881
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	35,932	9,945	88,059	158,332
Loss on early extinguishment of debt			22,934	61,093
Flight equipment rent	4,500	4,500	13,500	13,500
Aircraft costs	49,638	12,038	95,795	38,041
Selling, general and administrative	61,399	46,915	191,604	115,715
Other expenses	32,743	16,590	33,159	48,407
Total expenses	1,114,316	2,460,107	3,154,059	4,535,724
INCOME (LOSS) BEFORE INCOME TAXES	27,556	(1,336,954)	273,676	(1,118,526)
Provision (benefit) for income taxes	9,964	(457,413)	(65,990)	(382,149)
NET INCOME (LOSS)	$ 17,592	$ (879,541)	$ 339,666	$ (736,377)